Commitments and contingencies - (Details)				12 Months Ended
	Dec. 14, 2014	Nov. 14, 2014 ft²	Jun. 01, 2014 USD ($) ft²	Dec. 31, 2017 USD ($)
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease				$ 208,000
Purchase obligations				5,914,000
Voclosporin [Member]
Disclosure of Commitments [Line Items]
Licensee royalty fee	2.00%
Royalty fee	0.30%
Disposal of substantially all of product percent of consideration transferred	0.30%
2018 [member]
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease				152,000
Purchase obligations				3,198,000
2019 [member]
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease				56,000
Purchase obligations				2,716,000
Victoria, British Columbia [Member]
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²			5,540
Term of contract			5 years
Monthly payments			$ 11,000
Edmonton, Alberta [Member]
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²		1,247
Term of contract		2 years
Monthly payments				$ 1,400
Lease extension term				1 year